Victory Portfolios III

Victory Growth Fund

(the "Fund")

Supplement dated May 1, 2024, to the

Summary Prospectus and Prospectus dated September 1, 2023

This Supplement is intended to highlight certain changes to the Summary Prospectus and Prospectus dated September 1, 2023. Please review these matters carefully.

1.Effective May 1, 2024, Trevor Martin, a portfolio manager with the RS Investments Growth team, is added to the Fund. The following disclosure is added to the table under Paul Leung under the subheading "Portfolio Management" under the section titled "Management of the Fund" on page 5 of the Summary Prospectus and Prospectus:

	Title	Tenure with the Fund
Trevor Martin, CFA	Portfolio Manager, RS Growth	Since May 2024

2.The following disclosure is added immediately preceding the section referencing Victory Solutions under the subheading "Portfolio Management" under the section titled "Organization and Management of the Fund" on page

18 of the Prospectus:

Trevor Martin has been a member of the RS Investments Growth team since 2014 and a co-portfolio manager of the Fund since May 2024. Mr. Martin is a CFA charterholder.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Growth Fund

Supplement dated May 1, 2024, to the

Statement of Additional Information ("SAI") dated September 1, 2023, as supplemented

This Supplement is intended to highlight certain changes to the SAI dated September 1, 2023, as supplemented. Please review these matters carefully.

1.The following disclosure is added to the end of the tables at the top of page 94 under the section titled "Portfolio Manager Disclosure" of the SAI:

	Registered Investment		Other Pooled			Other
	Companies		Investment Vehicles		Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
	Accounts	(In Millions)	Accounts	(In Millions)	Accounts	(In Millions)
Trevor Martin*	0	$—	0	$—	0	$—

*This information is as of April 30, 2024.

	Registered Investment		Other Pooled			Other
	Companies		Investment Vehicles		Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
	Accounts	(In Millions)	Accounts	(In Millions)	Accounts	(In Millions)
Trevor Martin*	0	$—	0	$—	0	$—

*This information is as of April 30, 2024.

As of April 30, 2024, Trevor Martin did not beneficially own any shares of the Victory Growth Fund.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.